Dividend	12 Months Ended
Dec. 31, 2017
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Dividend
11.	Dividend

A dividend of NT$2.09 per share was approved by the shareholders of the Company on May 31, 2016. The dividend of NT$1,792,553 thousand was fully paid on December 19, 2016 to all ordinary shareholders of record at the close of business on December 3, 2016.

A distribution of NT$1.00 per share (including cash distribution from capital surplus of NT$0.70 per share) was approved by the shareholders of the Company on May 26, 2017. The distribution of NT$856,754 thousand (US$28,906 thousand) was fully paid on July 12, 2017 to all ordinary shareholders of record at the close of business on June 19, 2017.